ADLER VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

COMMON STOCKS - 86.8%	Shares	Value
Communications - 18.6%
Cable & Satellite - 1.9%
Altice USA, Inc. - Class A (a)	1,400	$ 38,416
Comcast Corporation - Class A	600	36,408
		74,824
Entertainment Content - 3.6%
ViacomCBS, Inc. - Class B	3,500	145,075

Publishing & Broadcasting - 13.1%
iHeartMedia, Inc. - Class A (a)	9,000	223,920
Meredith Corporation (a)	7,000	301,070
		524,990
Consumer Discretionary - 11.1%
Automotive - 7.2%
Veoneer, Inc. (a)	8,100	289,980

Leisure Facilities & Services - 3.9%
Jack in the Box, Inc.	900	95,364
Starbucks Corporation	500	58,745
		154,109
Consumer Staples - 11.0%
Beverages - 3.4%
Diageo plc - ADR	700	134,477

Household Products - 3.1%
Spectrum Brands Holdings, Inc.	1,600	124,896

Retail - Consumer Staples - 4.5%
Big Lots, Inc.	3,700	180,042

Energy - 1.6%
Oil & Gas Producers - 1.6%
ConocoPhillips	1,168	64,859

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.8% (Continued)	Shares	Value
Financials - 16.2%
Asset Management - 4.6%
Charles Schwab Corporation (The)	2,500	$ 182,125

Banking - 4.1%
Citigroup, Inc.	1,900	136,629
U.S. Bancorp	500	28,695
		165,324
Insurance - 7.5%
Aflac, Inc.	2,700	153,036
Equitable Holdings, Inc.	4,700	145,747
		298,783
Health Care - 13.4%
Biotech & Pharma - 10.5%
Bayer AG - ADR	7,400	102,490
Bristol-Myers Squibb Company	1,500	100,290
Pfizer, Inc.	2,300	105,961
Viatris, Inc.	7,535	110,237
		418,978
Health Care Facilities & Services - 2.9%
Cigna Corporation	550	116,408

Industrials - 3.2%
Aerospace & Defense - 1.0%
Raytheon Technologies Corporation	500	42,380

Industrial Support Services - 2.2%
Grainger (W.W.), Inc.	200	86,740

Materials - 4.4%
Chemicals - 4.4%
Valvoline, Inc.	5,800	174,928

Technology - 5.5%
Technology Hardware - 2.9%
Diebold Nixdorf, Inc. (a)	10,500	114,240

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.8% (Continued)			Shares	Value
Technology - 5.5% (Continued)
Technology Services - 2.6%
MultiPlan Corporation (a)			17,200	$ 103,200

Utilities - 1.8%
Electric Utilities - 1.8%
PG&E Corporation (a)			8,000	73,360

Total Common Stocks (Cost $2,373,340)				$ 3,469,718

PREFERRED STOCKS - 1.8%			Shares	Value
Financials - 1.8%
Banking - 1.8%
Itau Unibanco Holding S.A. - ADR (Cost $61,928)			12,400	$ 73,532

PURCHASED OPTION CONTRACTS - 5.3%	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 5.3%
Big Lots, Inc., 10/15/21	$ 55 .00	20	$ 97,320	$ 1,560
Big Lots, Inc., 10/15/21	57 .50	20	97,320	1,000
Big Lots, Inc., 10/15/21	60 .00	10	48,660	300
Big Lots, Inc., 10/15/21	62 .50	20	97,320	500
Bristol-Myers Squibb Company, 01/21/22	62 .50	25	167,150	14,625
Bristol-Myers Squibb Company, 06/17/22	65 .00	15	100,290	8,760
Diebold Nixdorf, Inc., 01/21/22	12 .50	50	54,400	5,125
Equitable Holdings, Inc., 01/21/22	30 .00	60	186,060	20,850
iHeartMedia, Inc. - Class A, 10/15/21	20 .00	10	24,880	5,500
iHeartMedia, Inc. - Class A, 01/21/22	22 .50	30	74,640	12,150
iHeartMedia, Inc. - Class A, 01/21/22	25 .00	20	49,760	5,450
Itau Unibanco Holding S.A. - ADR, 01/20/23	4 .50	10	5,930	1,690

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 5.3% (Continued)	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 5.3% (Continued)
Itau Unibanco Holding S.A. - ADR, 01/20/23	$ 5 .00	20	$ 11,860	$ 2,920
MultiPlan Corporation, 01/20/23	7 .50	10	6,000	1,300
MultiPlan Corporation, 01/21/22	7 .50	20	12,000	900
Pfizer, Inc., 01/21/22	37 .00	20	92,140	18,550
PG&E Corporation, 01/21/22	10 .00	10	9,170	660
PG&E Corporation, 01/21/22	12 .00	10	9,170	300
Veoneer, Inc., 11/19/21	25 .00	20	71,600	23,200
Veoneer, Inc., 02/18/22	21 .00	10	35,800	15,500
Veoneer, Inc., 02/18/22	22 .00	10	35,800	14,500
Veoneer, Inc., 02/18/22	23 .00	20	71,600	26,300
ViacomCBS, Inc. - Class B, 01/22/22	40 .00	30	124,350	14,010
Viatris, Inc., 01/21/22	12 .50	10	14,630	2,500
Viatris, Inc., 01/21/22	15 .00	55	80,465	5,775
Viatris, Inc., 01/21/22	20 .00	20	29,260	300
Viatris, Inc., 01/20/23	15 .00	30	43,890	6,600
Total Purchased Option Contracts (Cost $157,971)			$ 1,651,465	$ 210,825

MONEY MARKET FUNDS - 6.2%			Shares	Value
Federated Hermes Treasury Obligations Fund, 0.01% (b) (Cost $246,890)			246,890	$ 246,890

Investments at Value - 100.1% (Cost $2,840,129)				$ 4,000,965

Liabilities in Excess of Other Assets - (0.1%)				(4,195)

Net Assets - 100.0%				$ 3,996,770

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2021.

The average monthly notional amount of purchased call option contracts for the period ended August 31, 2021 was $1,079,225.